Basis of preparation	12 Months Ended
Dec. 31, 2018
Basis of preparation [Abstract]
Basis of preparation
2.	Basis of preparation

Going concern

The financial statements have been prepared on the basis that the Company will continue as a going concern after considering the Company’s cash position of CHF 156.5 million and short-term financial assets of CHF 30.0 million as of December 31, 2018. This total derives from multiple capital raising efforts and revenues from collaboration agreements. In Q3 2018, the Company completed three offerings, raising USD 117.5 (CHF 116.3) million in gross proceeds before underwriting discounts and expenses.

To date, the Company has financed its cash requirements primarily from its public offerings, share issuances and revenues from collaboration agreements. The Company is a clinical stage company and is exposed to all the risks inherent to establishing a business. Inherent to the Company’s business are various risks and uncertainties, including the substantial uncertainty as to whether current projects will succeed. The Company’s success may depend in part upon its ability to (i) establish and maintain a strong patent position and protection, (ii) enter into collaborations with partners in the biotech and pharmaceutical industry, (iii) successfully move its product candidates through clinical development, (iv) attract and retain key personnel, and (v) acquire capital to support its operations.

Statement of compliance

The financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). These financial statements have been approved for issue by the Board of Directors on March 19, 2019.

Basis of measurement

The financial statements have been prepared under the historical cost convention except for items that are required to be accounted for at fair value.

Functional currency

The financial statements of the Company are presented in Swiss Francs (CHF), which is also the functional currency of the Company. All financial information presented in Swiss Francs (except for share capital and earnings per share data) has been rounded to the nearest thousand CHF (CHF thousands), unless otherwise indicated.